Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes

Note 10 — Income Taxes

The Tax Reform Act of 1986 enacted a complex set of rules limiting the utilization of net operating loss carryforwards (“NOL”) to offset future taxable income following a corporate ownership change. The Company’s ability to utilize its NOL carryforwards is limited following a change in ownership in excess of fifty percentage points during any three-year period.

Since the year 2000, the Company has had several changes in ownership which has resulted in a limitation on the Company’s ability to apply net operating losses to future taxable income. As of December 31, 2010 the Company has lost $21,973,200, or $7,470,900 in tax benefits, of net operating losses applicable to Federal income taxes which expired due to these limitations. At December 31, 2010, the Company had net operating loss carryforwards of approximately $39,590,500 applicable to future Federal income taxes. The tax loss carryforwards are subject to annual limitations and expire at various dates through 2030. The Company has recorded a full valuation allowance against its net deferred tax asset because it is more likely than not that such deferred tax assets will not be realized.

Note 10 — Income Taxes

Loss from operations before income taxes and noncontrolling interest is as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008
United States	$(25,883.0)	$(24,640.9)	$(9,242.1)
Foreign	7,036.9	(1,267.2)
	$(18,846.1)	$(25,908.1)	$(9,242.1)

The provision for income taxes was as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008
Current
US Federal	$—	$—	$—
State and local	—	—	—
Foreign	1,381.6	344.2	—
	$1,381.6	$344.2	$—
Deferred
US Federal	$—	$—	$—
State and local	—	—	—
Foreign	(830.7)	(302.5)	—
	$(830.7)	$(302.5)	$—
Total
US Federal	$—	$—	$—
State and local	—	—	—
Foreign	550.9	41.7	—
	$550.9	$41.7	$—

The provision for income taxes exceeds the amount of income tax benefit determined by applying the U.S. Federal statutory rate of 34% to income before income taxes as a result of the following:

	Years Ended December 31,
	2010	2009	2008
U.S. Federal benefit at statutory rate	$(6,407.7)	$(8,808.8)	$(3,142.3)
State and local benefit net of U.S. Federal tax	(2,509.4)	(2,587.3)	(970.4)
Permanent non deductible expenses for U.S. taxes	1,838.1	2,931.1	647.3
Foreign tax rate differential on current income	(1,841.7)	472.5	—
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	2,938.6	—	—
True-up of prior year net operating loss	(413.6)	—	—
Writedown of net operating losses due to Section 382 limitations	1,932.6	7,010.0	—
Valuation allowance for deferred tax assets	5,014.0	1,024.2	3,465.4
Tax provision	$550.9	$41.7	$—

Deferred income taxes at December 31, 2010 and 2009 consist of the following:

	December 31,
	2010	2009
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$17,236.0	$11,760.0
Deferred revenue	60.8	121.0
Contingent accounts payable	175.4	27.0
Share-based compensation	2,393.0	5,369.0
Damages for patent infringement	189.6	—
Write off of abandoned assets	169.7	—
Inventory reserve	17.1	—
Charitable contributions	176.0	11.0
Bad debt provision	65.8	13.0
Goodwill	164.0	(65.0)
Deferred tax assets prior to tax credit carryovers and net operating loss carryovers	20,647.4	17,236.0
Deferred Tax Liabilities:
Accumulated depreciation	(80.0)	(29.0)
Intangible and indefinite lived assets	(5,857.4)	(5,946.5)
Lease rights	(85.1)	(131.5)
Land use rights	(735.5)	(718.0)
Deferred tax liabilities	(6,758.0)	(6,825.0)
	13,889.4	10,411.0
Valuation reserve	(20,081.0)	(17,207.0)
Net deferred tax liability	$(6,191.6)	$(6,796.0)

The Tax Reform Act of 1986 enacted a complex set of rules limiting the utilization of net operating loss carryforwards (“NOL”) to offset future taxable income following a corporate ownership change. The Company’s ability to utilize its NOL carryforwards is limited following a change in ownership in excess of fifty percentage points during any three-year period.

Since the year 2000, the Company has had several changes in ownership which has resulted in a limitation on the Company’s ability to apply net operating losses to future taxable income. As of December 31, 2010 the Company has lost $21,973,200, or $7,470,900 in tax benefits, of net operating losses applicable to Federal income taxes which expired due to these limitations. At December 31, 2010, the Company had net operating loss carryforwards of approximately $39,590,500 applicable to future Federal income taxes. The tax loss carryforwards are subject to annual limitations and expire at various dates through 2030. The Company has recorded a full valuation allowance against its net deferred tax asset because it is more likely than not that such deferred tax assets will not be realized. The change in valuation allowance for 2010 is $2,874,000.

At the present time U.S. income and foreign withholding taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries which are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The amount of such temporary differences totaled $6,626,600. Determination of the amount of any unrecognized deferred income tax liability on this difference is not practical.